Investment in affiliates	12 Months Ended
Dec. 31, 2016
Investment in affiliates
Investment in affiliates

6. Investment in affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31
	2015		2016		2016
	RMB	%	RMB	%	USD	%
Private equity funds that the Company serves as general partner or fund manager	3,443,728		25,655,495		3,695,160
Beijing Juyuan Information Technology Co., Ltd(“Juyuan”)	—		10,186,105	64.0%	1,467,104	64.0%
Shanghai Wuling Investment Center (“Wuling Center”)	10,081,898	1.1%	9,580,813	1.1%	1,379,924	1.1%
Shanghai Changjiang Jupai Business Consulting Co., Ltd(“Changjiang Jupai”)	—		8,606,286	40.0%	1,239,563	40.0%
Shanghai Qihu Financial Information Co., Ltd(“Qihu”)	—		5,647,506	30.0%	813,410	30.0%
Shenzhen Guojinwenying Fund Management Co, Ltd(“Guojinwenying”)	4,556,648	45%	4,626,479	45%	666,352	45%
Shanghai Guochen Equity Management Co., Ltd (“Guochen”)	4,607,703	8.3%	4,343,426	8.3%	625,583	8.3%
Shanghai JupaiHehui Asset Management Co., Ltd. (‘‘Hehui’’)	3,813,934	49%	3,690,738	49%	531,577	49%
Others	8,228,957		13,493,596		1,943,482

Total investments	34,732,868		85,830,444		12,362,155

The investments above are accounted for using equity method of accounting.

Total investment in affiliates was RMB34,732,868 and RMB85,830,444 as of December 31, 2015 and 2016, respectively.

In 2016, Shanghai Juxiang invested in private equity funds of funds that the Group serves as general partner or fund manager. Shanghai Juxiang and Scepter held no more than 4% equity interest in these private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

In 2016, the Group invested RMB 10,000,000 for 64% equity interest in Juyuan. Juyuan is not consolidated by the Group, so the Group accounted for the investment with equity method accounting. Its main operating business is information technology service.

The Group obtained an investment in Wuling Center through the Scepter acquisition in July 2015. Shanghai Yidezhen Equity Investment Center (“Yidezhen”) held 1.1% equity interest in Wuling Center as a general partner as of December 31, 2016. Wuling Center is not consolidated by the Group as the Group does not control Wuling Center given that unrelated limited partners have substantive kick-out rights that allow them to remove the general partner without cause. Yidezhen acts as general partner in Wuling Center, which provides the Group with significant influence over the operating and financial policies of the investee, so the Group accounts for this investment by equity method.

In 2016, the Group invested RMB 8,000,000 for 40% equity interest in Changjiang Jupai and accounted for the investment with equity method accounting.

In 2016, the Group invested RMB 4,500,000 for 30% equity interest in Qihu and accounted for the investment with equity method accounting. Its main operating business is asset management and investment advisory service.

In 2014, the Group invested RMB 4,500,000 for a 45% equity interest in Guojinwenying and accounted for the investment using the equity method of accounting. Its main operating business is fund management.

Guochen was acquired as a result of Scepter acquisition in July 2015. In 2014, Shanghai Yidezhao Equity Investment Center (“Yidezhao”) formed Guochen with several unrelated third party investors and contributed RMB2,500,000 ($408,563) for a 8.3% equity interest in Guochen. Yidezhao can exercise significant influence through board representation and, as such, the Group accounted for the investment using equity method of accounting. Yidezhao used to be a wholly owned subsidiary of the Group in which the Group also served as the General Partner. In November 2016, the Group transferred existing business in Yidezhao to Yidezhen.

Hehui used to be a consolidated subsidiary of the Group in which the Group owned 65% equity interest. In September 2014, the Group disposed of a 16% equity interest in Hehui to an unrelated third party, determined the Group no longer controlled the entity and as a result deconsolidated Hehui. The remaining 49% equity interest in Hehui was remeasured at fair value and has been subsequently accounted for as equity method investment.

In addition to the above, the Group also held investments in several fund management companies, none of which is individually material.